Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Gix anti-dilution protection [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets		$ 469
Gix anti-dilution protection [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Gix anti-dilution protection [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets		469
Laminera (formerly ABI) [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets		126
Laminera (formerly ABI) [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Laminera (formerly ABI) [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets		126
Safo investment [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	10	53
Safo investment [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	10	53
Safo investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Safo warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets		34
Safo warrants [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Safo warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets		34
Maris investment [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	84	246
Maris investment [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	84
Maris investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets		246
Maris warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	13	57
Maris warrants [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Maris warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	13	57
Tondo investment [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	97	429
Tondo investment [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	97	429
Tondo investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Safee investment [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	400	400
Safee investment [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Safee investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	400	400
SciSparc investment [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	659	911
SciSparc investment [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	659	911
SciSparc investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Polyrizon warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	399	516
Polyrizon warrants [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Polyrizon warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	399	516
Polyrizon - SAFE [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	302
Polyrizon - SAFE [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Polyrizon - SAFE [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	302
Elbit Investment [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	613
Elbit Investment [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	613
Elbit Investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
ClearMind warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	4
ClearMind warrants [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
ClearMind warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	4
ClearMind investment [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	594
ClearMind investment [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	594
ClearMind investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
ClearMind anti-dilution protection [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
ClearMind anti-dilution protection [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
ClearMind anti-dilution protection [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Colugo investment [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	400
Colugo investment [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Colugo investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	400
Parazero -SAFE [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	520
Parazero -SAFE [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Parazero -SAFE [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	520
Bubbles [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	151
Bubbles [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	151
Bubbles [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Automax bonds [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	9
Automax bonds [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	9
Automax bonds [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Automax [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	1,114	1,676
Automax [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	1,114	1,676
Automax [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets
Total warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	5,369	4,917
Total warrants [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	3,331	3,069
Total warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value financial assets [Line Items]
Fair value of financial assets	$ 2,038	$ 1,848